Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
4.	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

The following table shows holdings of debt securities at fair value through profit or loss as of December 31, 2018 and 2017 and January 1, 2017:

	Holdings
	12/31/2018		12/31/2017	01/01/2017
	Fair
	value	Book	Book	Book
Name	level	amounts	amounts	amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
- Local
Government securities
Consolidation bonds in pesos 8° Serie - Maturity: 10-04-2022	1	169,663	156,330	184,495
Debt Securities of Province of Río Negro in pesos - Badlar Private + 500 basis point - Maturity: 07-06-2020	2	122,869	416,185
National treasury bills capitalized in pesos - Maturity: 01-31-2019	1	120,690
National treasury bills capitalized in pesos - Maturity: 02-28-2019	1	103,193
Debt Securities of Province of Buenos Aires in pesos - Badlar Private + 375 basis point - Maturity: 04-12-2025	1	82,429
Federal government treasury bonds in pesos - Maturity: 10-03-2021	2	79,622
Federal government treasury bonds in pesos adjustment by CER - Maturity: 07-22-2021	1	77,240		13,143
Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024	1	61,833	13,191
International bonds of the Argentina Republic in US dollars at 7.5% - Maturity: 04-22-2026	2	55,358		1,570
Consolidation bonds in pesos 6° Series at 2% - Maturity: 03-15-2024	1	48,396	6	41,067
National treasury bills capitalized in pesos - Maturity: 03-29-2019	1	45,155
Other		276,401	477,357	269,708

Subtotal local government securities		1,242,849	1,063,069	509,983

Name (contd.)	level	amounts	amounts	amounts
Private securities
Debt Securities of Financial Trusts Consubond	3	377,725
Debt Securities of Financial Trusts Megabono Series 180 Class A—Maturity: 12-24-2019	3	165,980
Debt Securities of Financial Trusts Agrocap	3	130,735
Debt Securities of Financial Trusts PVCRED Series 038 Class A—Maturity: 08-12-2019	3	112,600
Debt Securities of Financial Trusts Consubond Series 149 Class A—Maturity: 10-25-2019	3	111,017
Debt Securities of Financial Trusts Secubono	3	79,203
Debt Securities of Financial Trusts Chubut Regalías Hidrocarburíferas—Maturity: 07-01-2020	3	48,366	51,576
Debt Securities of Financial Trusts Consubond Series 147 Class A—Maturity: 12-26-2019	3	39,576
Corporate Bonds John Deere Credit financial company Series A Class 016 -Maturity: 04-06-2019	2	38,451
Debt Securities of Financial Trusts Secubono Series 180—Maturity: 11-28-2019	3	34,635
Corporate Bonds Banco de Inversión y Comercio Exterior SA Class 006 -Maturity: 06-27-2020			145,583
Corporate Bonds Province of Buenos Aires Class 2—Maturity: 11-08-2019				19,861
Other		254,110	343,244	82,769

Subtotal local private securities		1,392,398	540,403	102,630

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		2,635,247	1,603,472	612,613